UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  X ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	December 31, 2003

Armstrong Shaw Associates Inc. is amending its Form 13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The
Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
175532
3766788
SH

SOLE

3395958
0
370830
Allstate Corp.
Common
020002101
177298
4121281
SH

SOLE

3683691
0
437590
American Express Co.
Common
025816109
177324
3676642
SH

SOLE

3305362
0
371280
American International Group Inc.
Common
026874107
153747
2319657
SH

SOLE

2090430
0
229227
Anthem Inc.
Common
03674B104
118035
1573795
SH

SOLE

1416765
0
157030
Apache Corp.
Common
037411105
2240
27615
SH

SOLE

5775
0
21840
Automatic Data Process
Common
053015103
376
9495
SH

SOLE

9495
0
0
Bank of America Corp.
Common
060505104
926
11516
SH

SOLE

200
0
11316
Bank Of New York
Common
064057102
696
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6740
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
158
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
303
6136
SH

SOLE

316
0
5820
Bristol Myers Squibb
Common
110122108
348
12180
SH

SOLE

12180
0
0
Cendant Corp.
Common
151313103
228372
10254700
SH

SOLE

9212010
0
1042690
ChevronTexaco Corp
Common
166764100
124625
1442582
SH

SOLE

1291612
0
150970
Chubb Corp.
Common
171232101
173622
2549515
SH

SOLE

2296465
0
253050
Citigroup Inc.
Common
172967101
214184
4412535
SH

SOLE

3998344
0
414191
Colgate Palmolive Co.
Common
194162103
313
6244
SH

SOLE

6244
0
0
Comcast Corp. Special Class A
Class A Spl.
20030N200
171719
5487990
SH

SOLE

4922675
0
565315
ConocoPhillips
Common
20825c104
201
3064
SH

SOLE

136
0
2928
CVS Corp.
Common
126650100
191662
5306245
SH

SOLE

4789385
0
516860
Devon Energy Corp.
Common
25179M103
155889
2722477
SH

SOLE

2461797
0
260680
Dupont De Nemours & Co.
Common
263534109
170960
3725438
SH

SOLE

3331861
0
393577
Emerson Electric
Common
291011104
178267
2753152
SH

SOLE

2474432
0
278720
Exelon Corp.
Common
30161n101
182104
2744187
SH

SOLE

2475127
0
269060
Fannie Mae
Common
313586109
176495
2351389
SH

SOLE

2112739
0
238650
FirstEnergy Corp
Common
337932107
152828
4341691
SH

SOLE

3911601
0
430090
Fleet Boston Financial
Common
339030108
220902
5060765
SH

SOLE

4548125
0
512640
Ford Motor Co.
Common
345370860
622
38889
SH

SOLE

28400
0
10489
Freddie Mac
Common
313400301
419
7190
SH

SOLE

7190
0
0
Gannett Inc.
Common
364730101
153605
1722797
SH

SOLE

1551717
0
171080
General Electric
Common
369604103
176959
5712030
SH

SOLE

5141950
0
570080
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
743
15932
SH

SOLE

2276
0
13656
Goldman Sachs Group
Common
38141G104
6178
62570
SH

SOLE

61670
0
900
HCA Inc.
Common
404119109
208290
4848470
SH

SOLE

4371570
0
476900
Honeywell
Common
438516106
133815
4002841
SH

SOLE

3610261
0
392580
International Business Machines
Common
459200101
989
10666
SH

SOLE

10666
0
0
J.P. Morgan Chase & Co.
Common
46625h100
521
14197
SH

SOLE

6997
0
7200
Johnson & Johnson
Common
478160104
215
4156
SH

SOLE

3636
0
520
Kerr McGee Corp.
Common
492386107
120860
2599688
SH

SOLE

2366478
0
233210
Liberty Media Corporation
Common
530718105
174379
14666046
SH

SOLE

13107598
0
1558448
Lilly (Eli) & Co.
Common
532457108
563
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
127279
2754955
SH

SOLE

2459345
0
295610
Merrill Lynch
Common
590188108
130173
2219480
SH

SOLE

2008290
0
211190
MGIC Investment
Common
552848103
168717
2963074
SH

SOLE

2705484
0
257590
Microsoft Corp.
Common
594918104
594
21700
SH

SOLE

21700
0
0
Minnesota Mining & Maufacturing Co.
Common
88579Y101
476
5600
SH

SOLE

5600
0
0
MuniEnhanced Fund
Common
626243109
255
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
646
43915.551
SH

SOLE

43915.551
0
0
Nokia Corp. ADR Class A
Sponsored ADR
654902204
113523
6677800
SH

SOLE

6137030
0
540770
Nuveen Insured Municipal Opportunity Fund
Common
670984103
390
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
273
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
187437
11217076
SH

SOLE

10054886
0
1162190
Oxford Health Plans
Common
691471106
155455
3573668
SH

SOLE

3194968
0
378700
Pepsico Inc.
Common
713448108
203
4360
SH

SOLE

4360
0
0
Pfizer Inc.
Common
717081103
1203
34040
SH

SOLE

34040
0
0
Pitney Bowes Inc.
Common
724479100
175725
4326068
SH

SOLE

3907328
0
418740
Prime Energy Corp.
Common
74158e104
300
20500
SH

SOLE

0
0
20500
Quest Diagnostics
Common
74834l100
1309
17900
SH

SOLE

17900
0
0
Royal Dutch Petroleum
NY Reg Gldr 5
780257804
267
5100
SH

SOLE

5100
0
0
SBC Communications
Common
78387G103
229
8776
SH

SOLE

0
0
8776
Standard & Poors Depositary Receipts
Common
78462F103
575
5170
SH

SOLE

5170
0
0
Time Warner Inc.
Common
887317105
188541
10480325
SH

SOLE

9466095
0
1014230
Tyco International Ltd.
Common
902124106
530
20000
SH

SOLE

20000
0
0
Verizon Communications
Common
92343v104
392
11184
SH

SOLE

244
0
10940
Viacom Inc. Class B
Class B
925524308
220
4960
SH

SOLE

4960
0
0
Walt Disney Productions
Common
254687106
317
13609
SH

SOLE

13609
0
0
Washington Mutual Inc.
Common
939322103
130389
3249987
SH

SOLE

2925087
0
324900
Whirlpool Corp.
Common
963320106
114715
1579003
SH

SOLE

1420473
0
158530
Xerox
Common
984121103
62540
4531860
SH

SOLE

4096280
0
435580
YUM! Brands
Common
988498101
195010
5668902
SH

SOLE

5117552
0
551350


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	71

Form 13F Information Table Value Total:	$5,891,704

List of Other Included Managers:

No.	13F File Number	Name

None